Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative ETF Asset Allocation Portfolio - Class I - NAV
Average Annual Return, Percent		7.60%	2.73%	3.60%
Without Sales Load [Member] | Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative ETF Asset Allocation Portfolio - Class II - NAV
Average Annual Return, Percent		7.31%	2.47%	3.35%
Without Sales Load [Member] | Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - NAV
Average Annual Return, Percent		12.06%	4.81%	5.82%
Without Sales Load [Member] | Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - NAV
Average Annual Return, Percent		11.77%	4.54%	5.56%
Without Sales Load [Member] | Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Balanced ETF Asset Allocation Portfolio - Class I - NAV
Average Annual Return, Percent		16.59%	6.83%	7.85%
Without Sales Load [Member] | Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Balanced ETF Asset Allocation Portfolio - Class II - NAV
Average Annual Return, Percent		16.38%	6.56%	7.58%
Without Sales Load [Member] | Morningstar Growth ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Growth ETF Asset Allocation Portfolio - Class I - NAV
Average Annual Return, Percent		21.50%	8.95%	9.96%
Without Sales Load [Member] | Morningstar Growth ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Growth ETF Asset Allocation Portfolio - Class II - NAV
Average Annual Return, Percent		21.24%	8.69%	9.68%
Without Sales Load [Member] | Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - NAV
Average Annual Return, Percent		25.18%	10.56%	11.49%
Without Sales Load [Member] | Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - NAV
Average Annual Return, Percent		24.90%	10.30%	11.21%
Without Sales Load [Member] | ALPS | Alerian Energy Infrastructure Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ALPS | Alerian Energy Infrastructure Portfolio - Class I - NAV
Average Annual Return, Percent		22.75%	19.14%	10.90%
Without Sales Load [Member] | ALPS | Alerian Energy Infrastructure Portfolio | Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ALPS | Alerian Energy Infrastructure Portfolio - Class III - NAV
Average Annual Return, Percent		22.37%	18.70%	10.50%
Without Sales Load [Member] | ALPS Global Opportunity Portfolio | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ALPS Global Opportunity Portfolio - Class I - NAV
Average Annual Return, Percent		(11.91%)	1.72%	8.70%
Without Sales Load [Member] | ALPS Global Opportunity Portfolio | Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ALPS Global Opportunity Portfolio - Class III - NAV
Average Annual Return, Percent		(12.13%)	1.43%	8.35%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index*
Average Annual Return, Percent		3.79%	0.08%	1.54%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index*
Average Annual Return, Percent		3.79%	0.08%	1.54%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index*
Average Annual Return, Percent		22.43%	12.59%	15.29%
ALPS Global Opportunity Portfolio | Class I | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets Index*
Average Annual Return, Percent		21.77%	10.95%	12.77%
ALPS Global Opportunity Portfolio | Class III | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets Index*
Average Annual Return, Percent		21.77%	10.95%	12.77%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Blended Benchmark-1 (20% Equity)(a)
Average Annual Return, Percent		7.20%	2.40%	3.97%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		7.40%	3.02%	4.44%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Blended Benchmark-1 (20% Equity)(a)
Average Annual Return, Percent		7.20%	2.40%	3.97%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		7.40%	3.02%	4.44%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index*
Average Annual Return, Percent		3.79%	0.08%	1.54%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Income & Growth Blended Benchmark-1 (40% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income & Growth Blended Benchmark-1 (40% Equity)(a)
Average Annual Return, Percent		11.32%	4.55%	6.39%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		11.05%	5.63%	7.23%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index*
Average Annual Return, Percent		3.79%	0.08%	1.54%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Income & Growth Blended Benchmark-1 (40% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income & Growth Blended Benchmark-1 (40% Equity)(a)
Average Annual Return, Percent		11.32%	4.55%	6.39%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		11.05%	5.63%	7.23%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index*
Average Annual Return, Percent		3.79%	0.08%	1.54%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Balanced Blended Benchmark-1 (60% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark-1 (60% Equity)(a)
Average Annual Return, Percent		15.53%	6.75%	8.81%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		14.76%	8.18%	10.00%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index*
Average Annual Return, Percent		3.79%	0.08%	1.54%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Balanced Blended Benchmark-1 (60% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark-1 (60% Equity)(a)
Average Annual Return, Percent		15.53%	6.75%	8.81%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		14.76%	8.18%	10.00%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Growth Blended Benchmark-1 (80% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Blended Benchmark-1 (80% Equity)(a)
Average Annual Return, Percent		19.81%	9.05%	11.22%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		18.52%	10.76%	12.76%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Growth Blended Benchmark-1 (80% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Blended Benchmark-1 (80% Equity)(a)
Average Annual Return, Percent		19.81%	9.05%	11.22%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		18.52%	10.76%	12.76%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Aggressive Growth Blended Benchmark-1 (95% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Growth Blended Benchmark-1 (95% Equity)(a)
Average Annual Return, Percent		23.12%	10.83%	13.06%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		21.37%	12.75%	14.82%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Aggressive Growth Blended Benchmark-1 (95% Equity)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Growth Blended Benchmark-1 (95% Equity)(a)
Average Annual Return, Percent		23.12%	10.83%	13.06%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Secondary Benchmark(b)
Average Annual Return, Percent		21.37%	12.75%	14.82%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Alerian Midstream Energy Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent		24.49%	20.88%	12.47%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Alerian Midstream Energy Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent		24.49%	20.88%	12.47%
ALPS Global Opportunity Portfolio | Class I | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent		(13.62%)	0.53%	8.72%
ALPS Global Opportunity Portfolio | Class I | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent		21.91%	7.86%	10.71%
ALPS Global Opportunity Portfolio | Class III | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent		(13.62%)	0.53%	8.72%
ALPS Global Opportunity Portfolio | Class III | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent		21.91%	7.86%	10.71%